Capital Management - Summary of Capital Managed (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Current portion of long-term debt	$ 46.6	$ 46.9
Non-current portion of long-term debt	634.2	814.0
Long-term debt	680.8	860.9
Bank indebtedness	4.7	19.5
Less: cash and deposits	(289.5)	(223.5)
Net debt	396.0	656.9
Shareholders’ equity	1,928.5	1,875.5	$ 1,875.7
Total capital managed	$ 2,324.5	$ 2,532.4